AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 117.1%
	ADVERTISING — 0.7%
2,421	Omnicom Group, Inc.[1]	$197,481
	AEROSPACE/DEFENSE — 3.1%
386	General Dynamics Corp.[1]	95,770
703	L3Harris Technologies, Inc.[1]	146,372
555	Lockheed Martin Corp.[1]	270,002
679	Northrop Grumman Corp.[1]	370,469
		882,613
	AGRICULTURE — 2.7%
9,069	Altria Group, Inc.[1]	414,544
937	Archer-Daniels-Midland Co.[1]	87,000
2,576	Philip Morris International, Inc.[1]	260,717
		762,261
	BEVERAGES — 4.8%
6,422	Brown-Forman Corp. - Class B1	421,797
7,356	Coca-Cola Co.[1]	467,915
2,608	PepsiCo, Inc.[1]	471,161
		1,360,873
	BIOTECHNOLOGY — 9.3%
1,845	Amgen, Inc.[1]	484,571
1,880	Biogen, Inc.*,1	520,610
6,365	Gilead Sciences, Inc.[1]	546,435
1,015	Incyte Corp.*,1	81,525
658	Regeneron Pharmaceuticals, Inc.*,1	474,740
1,777	Vertex Pharmaceuticals, Inc.*,1	513,162
		2,621,043
	COMMERCIAL SERVICES — 1.8%
679	MarketAxess Holdings, Inc.[1]	189,366
1,854	Verisk Analytics, Inc. - Class A1	327,083
		516,449
	COMPUTERS — 1.2%
677	International Business Machines Corp.[1]	95,382
2,441	Leidos Holdings, Inc.[1]	256,769
		352,151
	COSMETICS/PERSONAL CARE — 3.2%
5,670	Colgate-Palmolive Co.[1]	446,739
3,060	Procter & Gamble Co.[1]	463,774
		910,513

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES — 3.0%
2,280	Cboe Global Markets, Inc.[1]	$286,071
2,218	CME Group, Inc.[1]	372,979
1,525	Intercontinental Exchange, Inc.[1]	156,450
576	Nasdaq, Inc.[1]	35,338
		850,838
	ELECTRIC — 2.2%
8,030	AES Corp.[1]	230,943
1,613	DTE Energy Co.[1]	189,576
3,833	NRG Energy, Inc.[1]	121,966
2,721	PPL Corp.[1]	79,507
		621,992
	ENVIRONMENTAL CONTROL — 3.0%
3,301	Republic Services, Inc.[1]	425,796
2,742	Waste Management, Inc.[1]	430,165
		855,961
	FOOD — 14.9%
9,475	Campbell Soup Co.[1]	537,706
13,061	Conagra Brands, Inc.[1]	505,461
6,382	General Mills, Inc.[1]	535,131
2,156	Hershey Co.[1]	499,265
7,669	Hormel Foods Corp.[1]	349,323
668	J M Smucker Co.[1]	105,851
6,525	Kellogg Co.[1]	464,841
2,060	Kraft Heinz Co.[1]	83,863
2,363	Kroger Co.[1]	105,342
2,941	Lamb Weston Holdings, Inc.[1]	262,808
5,151	McCormick & Co., Inc.[1]	426,966
5,601	Tyson Foods, Inc. - Class A1	348,662
		4,225,219
	HEALTHCARE-PRODUCTS — 2.3%
928	Danaher Corp.[1]	246,310
628	Thermo Fisher Scientific, Inc.[1]	345,833
189	Waters Corp.*,1	64,748
		656,891
	HEALTHCARE-SERVICES — 3.7%
5,619	Centene Corp.*,1	460,814
138	Humana, Inc.[1]	70,682
764	Molina Healthcare, Inc.*,1	252,288
508	UnitedHealth Group, Inc.[1]	269,332
		1,053,116

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HOUSEHOLD PRODUCTS/WARES — 4.5%
5,203	Church & Dwight Co., Inc.[1]	$419,414
2,891	Clorox Co.[1]	405,694
3,352	Kimberly-Clark Corp.[1]	455,034
		1,280,142
	INSURANCE — 14.5%
634	Allstate Corp.[1]	85,970
279	Aon PLC - Class A1,2	83,739
2,625	Arthur J. Gallagher & Co.[1]	494,918
1,706	Assurant, Inc.[1]	213,352
5,692	Brown & Brown, Inc.[1]	324,273
1,850	Chubb Ltd.[1,2]	408,110
3,151	Cincinnati Financial Corp.[1]	322,631
1,003	Everest Re Group Ltd.[1,2]	332,264
704	Globe Life, Inc.[1]	84,867
2,950	Loews Corp.[1]	172,074
2,578	Progressive Corp.[1]	334,392
2,616	Travelers Cos., Inc.[1]	490,474
3,577	W R Berkley Corp.[1]	259,583
1,977	Willis Towers Watson PLC[1,2]	483,535
		4,090,182
	INTERNET — 0.3%
365	VeriSign, Inc.*,1	74,986
	MEDIA — 1.5%
849	FactSet Research Systems, Inc.[1]	340,627
2,627	Fox Corp. - Class A1	79,782
		420,409
	OIL & GAS — 1.5%
17,092	Coterra Energy, Inc.[1]	419,950
	PACKAGING & CONTAINERS — 0.8%
1,789	Packaging Corp. of America[1]	228,831
	PHARMACEUTICALS — 15.3%
3,294	AbbVie, Inc.[1]	532,343
2,032	AmerisourceBergen Corp.[1]	336,723
4,086	Bristol-Myers Squibb Co.[1]	293,988
1,043	Cardinal Health, Inc.[1]	80,175
856	Cigna Corp.[1]	283,627
3,490	CVS Health Corp.[1]	325,233
782	Eli Lilly & Co.[1]	286,087
2,601	Johnson & Johnson[1]	459,467

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PHARMACEUTICALS (Continued)
930	McKesson Corp.[1]	$348,862
4,088	Merck & Co., Inc.[1]	453,563
13,911	Organon & Co.[1]	388,534
8,882	Pfizer, Inc.[1]	455,114
609	Zoetis, Inc.[1]	89,249
		4,332,965
	REITS — 1.3%
1,341	Public Storage - REIT[1]	375,735
	RETAIL — 8.7%
72	AutoZone, Inc.*,1	177,565
886	Costco Wholesale Corp.[1]	404,459
1,892	Dollar General Corp.[1]	465,905
1,066	Domino's Pizza, Inc.[1]	369,263
1,727	McDonald's Corp.[1]	455,116
1,974	Starbucks Corp.[1]	195,821
10,275	Walgreens Boots Alliance, Inc.[1]	383,874
		2,452,003
	SEMICONDUCTORS — 0.8%
8,175	Intel Corp.[1]	216,065
	SHIPBUILDING — 0.6%
722	Huntington Ingalls Industries, Inc.[1]	166,551
	SOFTWARE — 6.6%
3,818	Activision Blizzard, Inc.[1]	292,268
4,391	Akamai Technologies, Inc.*,1	370,161
1,885	Electronic Arts, Inc.[1]	230,309
2,444	Jack Henry & Associates, Inc.[1]	429,069
272	Microsoft Corp.[1]	65,231
3,315	Oracle Corp.[1]	270,968
1,235	Take-Two Interactive Software, Inc.*,1	128,601
265	Tyler Technologies, Inc.*,1	85,439
		1,872,046
	TELECOMMUNICATIONS — 3.7%
20,615	AT&T, Inc.[1]	379,522
2,919	Juniper Networks, Inc.[1]	93,291
767	Motorola Solutions, Inc.[1]	197,664
9,389	Verizon Communications, Inc.[1]	369,927
		1,040,404

AXS Alternative Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TOYS/GAMES/HOBBIES — 0.2%
939	Hasbro, Inc.[1]	$57,288
	TRANSPORTATION — 0.9%
2,379	Expeditors International of Washington, Inc.[1]	247,226
	TOTAL COMMON STOCKS
	(Cost $32,430,647)	33,142,184

Principal Amount
	SHORT-TERM INVESTMENTS — 2.8%
$795,179	UMB Bank Demand Deposit, 0.01%[3]	795,179
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $795,179)	795,179
	TOTAL INVESTMENTS — 119.9%
	(Cost $33,225,826)	33,937,363
	Liabilities in Excess of Other Assets — (19.9)%	(5,642,945)
	TOTAL NET ASSETS — 100.0%	$28,294,418

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of the security is segregated as collateral for line of credit borrowings. As of December 31, 2022, the aggregate value of those securities was $33,142,184, representing 117.1% of net assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.